Offerings	Mar. 05, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	10,734,919
Proposed Maximum Offering Price per Unit	0.67
Maximum Aggregate Offering Price	$ 7,192,395.73
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,101.16
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover such indeterminate number of additional shares of common stock, par value $0.0001 per share (“Common Stock”), of Sunnova Energy International Inc. (the “Registrant”), as may be offered or become issuable under the Registrant’s 2019 Long-Term Incentive Plan (the “Plan”) as a result of stock splits, stock dividends, recapitalization or other similar transactions pursuant to the adjustment or antidilution provisions under the Plan.
(2)Consists of Common Stock reserved for issuance pursuant to awards under the Registrant’s 2019 Long-Term Incentive Plan (the “Plan”) pursuant to provisions of the Plan that provide for automatic annual increases in the number of shares reserved for issuance thereunder.

(3)Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the amount of the registration fee, on the basis of the average of the high and low prices of shares of Common Stock as reported on the New York Stock Exchange on March 3, 2025, which date is within five business days prior to this filing.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	2,874,094
Proposed Maximum Offering Price per Unit	11.96
Maximum Aggregate Offering Price	$ 34,374,164.24
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,262.68
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover such indeterminate number of additional shares of common stock, par value $0.0001 per share (“Common Stock”), of Sunnova Energy International Inc. (the “Registrant”), as may be offered or become issuable under the Registrant’s 2019 Long-Term Incentive Plan (the “Plan”) as a result of stock splits, stock dividends, recapitalization or other similar transactions pursuant to the adjustment or antidilution provisions under the Plan.
(4)Consists of Common Stock reserved for issuance pursuant to stock option awards outstanding under the Plan as of March 4, 2025.
(5)Estimated in accordance with Rule 457(h) under the Securities Act solely for the purpose of calculating the amount of the registration fee, on the basis of $11.96 per share, which represents the weighted average exercise price per share of the outstanding options awarded under the Plan.